Intangible Assets, Net - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets		$ 20,350,819		$ 843,104	$ 17,088,277
Expenses related to unsuccessful wells	$ 38,990,149	$ 33,966,315	$ 21,021,660